Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions					6 Months Ended
	Apr. 26, 2021	Feb. 02, 2021	Dec. 08, 2020	Mar. 13, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate			3.367%
Shares repurchased/redeemed					$ 759	$ 679
Percentage of the principal amount of subordinated debt redeemable			100.00%
Subordinated debentures redemption date			Dec. 08, 2025
Three Point Three Six Seven Percentage Subordinated Debentures [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased/redeemed			$ 750
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares				11.8
Shares repurchased and cancelled, per share				$ 72.41
Series 32 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment to redeem entities shares		$ 279
Series 33 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment to redeem entities shares		$ 130
Series 34 preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment to redeem entities shares	$ 350